Preferred shares issued by subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Preferred shares issued by subsidiaries
Schedule of preferred shares as financial liabilities at fair value through profit or loss, and the movement of these preferred shares

Preferred shares issued
by subsidiaries
RMB
Balance as of January 1, 2023	7,588,985
Changes in fair value through profit or loss	4,870,388
Changes in fair value through other comprehensive income attributable to changes in the credit risk	1,187,881
Currency translation difference	198,891
Balance as of December 31, 2023	13,846,145
Issuance of preferred shares	1,051,463
Repurchase of preferred shares	(4,687,082)
Changes in fair value through profit or loss	924,403
Changes in fair value through other comprehensive income attributable to changes in the credit risk	(365,216)
Currency translation difference	191,780
Balance as of December 31, 2024	10,961,493
Issuance of preferred shares	804,593
Repurchase of preferred shares	(85,485)
Changes in fair value through profit or loss	(226,103)
Changes in fair value through other comprehensive income attributable to changes in the credit risk	(539,128)
Currency translation difference	(236,677)
Balance as of December 31, 2025	10,678,693